Basis of presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of presentation
2.	Basis of presentation (Continued from previous page)
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“
IFRS
”) as issued by the International Accounting Standards Board (“
IASB
”). The policies applied in these consolidated financial statements were based on IFRS issued and applicable at December 31, 2021.
The Company presents its consolidated statement of financial position on a non-classified
basis in order of liquidity.
These consolidated financial statements were authorized for issue by the Board of Directors (the “Board”) on March 23, 2022.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due in the normal course.
Management routinely plans future activities which includes forecasting future cash flows. Management has reviewed their plan and has formed a judgment that the Company has adequate resources to continue as a going concern for the foreseeable future, which Management has defined as being at least the next 12 months. In arriving at this judgment, Management has considered the following: (i) cash flow projections of the Company, which incorporates a rolling forecast and detailed cash flow modeling through the next 12 months from the date of these consolidated financial statements, and (ii) the base of investors and debt lenders historically available to the Company. The expected cash flows have been modeled based on anticipated revenue and profit streams with debt programmed into the model. Refer to Notes 11, 13, 14 and 27 for details on amounts that may come due in the next 12 months.
For these reasons, the Company continues to adopt a going concern basis in preparing the consolidated financial statements.

The Company has consolidated the assets, liabilities, revenues and expenses of all its subsidiaries and its structured entity. The consolidated financial statements include the accounts of the Company, and its direct and indirect wholly-owned subsidiaries, Mogo Finance Technology Inc., Mogo Financial (Alberta) Inc., Mogo Financial (B.C.) Inc., Mogo Financial Inc., Mogo Financial (Ontario) Inc., Mogo Mortgage Technology Inc., Hornby Loan Brokers (Ottawa) Inc., Hornby Leasing Inc., Mogo Technology Inc. (a US subsidiary), Mogo Blockchain Technology Inc., Mogo Wealth Technology Inc., Thurlow Management Inc., Thurlow Capital (Alberta) Inc., Thurlow Capital (B.C.) Inc., Thurlow Capital (Manitoba) Inc., Thurlow Capital (Ontario) Inc., Thurlow Capital (Ottawa) Inc., Carta Solutions Holding Corp., Carta Solutions Processing Services (Cyprus) Ltd., Carta Financial Services Ltd. (a UK subsidiary), Carta Solutions Processing Services Corp., Carta Solutions Processing Services Corp. (a Morocco subsidiary), Carta Solutions Singapore PTE. Ltd. (a Singapore subsidiary), Carta Worldwide Inc., Carta Americas Inc. (a US subsidiary), Moka Financial Technologies Inc., Moka Payments UAB (a Lithuania subsidiary), Moka Financial Technologies Europe (a France subsidiary), Tactex Asset Management Inc., Tactex Advisors Inc. (a US subsidiary), NumberJacks Services Inc., and MogoTrade Inc. (formerly known as Fortification) and its special purpose entity, Mogo Finance Trust (the “Trust”). The financial statements of the subsidiaries and the Trust are prepared for the same reporting period as the Company, using consistent accounting policies.
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
An entity is consolidated if the Company concludes that it controls the entity. The following circumstances may indicate a relationship in which, in substance, Mogo controls and therefore consolidates the entity:

☐	The Company has power over the entity whereby the Company has the ability to direct the relevant activities (i.e., the activities that affect the entity’s returns);

☐	The Company is exposed, or has rights, to variable returns from its involvement with the entity; and

☐	The Company has the ability to use its power over the entity to affect the amount of the entity’s returns.
Special purpose entities (“
SPEs
”) are entities that are created to accomplish a narrow and well-defined objective such as the execution of a specific borrowing or lending transaction. An SPE is consolidated, if based on an evaluation of the substance of its relationship with the Company, and the SPE’s risks and rewards, the Company concludes that it controls the SPE. Mogo’s activities with respect to the Trust has resulted in the Company consolidating the Trust within these consolidated financial statements.
All
inter-company
balances, income and expenses and unrealized gains and losses resulting from inter-company
transactions are eliminated in full.